Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

VIA EDGAR

October 31, 2023

U.S. Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: CRM Mutual Fund Trust

File Nos. 333-123998; 811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the CRM Mutual Fund Trust (the “Trust”), as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 40 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2023 (Accession No. 0001580642-23-005746).

If you have any questions concerning this filing, please contact the undersigned at (212) 309-6353.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger